Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS International Growth Fund and Prospectus for RS Investment Trust (Class A, B, C, and K shares), dated May 1, 2010

Effective October 1, 2010, the “Annual Fund Operating Expenses” table for Class A shares of RS International Growth Fund (the “Fund”) is amended and restated as follows:

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Total Annual Fund Operating Expenses[1]	1.75%
Fee Waiver/Expense Limitation[1]	-0.35%
Net Expenses[1]	1.40%
[1]

An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through September 30, 2011, to limit the Fund’s Total Annual Fund Operating Expenses to 1.40% for Class A shares. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses. This expense limitation will continue through September 30, 2011, at which time RS Investments will determine whether or not to renew or revise it.

September 7, 2010

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS International Growth Fund and Prospectus for RS Investment Trust (Class Y shares), dated May 1, 2010

Effective October 1, 2010, the “Annual Fund Operating Expenses” table for Class Y shares of RS International Growth Fund (the “Fund”) is amended and restated as follows:

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Class Y
Management Fee	0.80%
Distribution (12b-1) Fees	N/A
Other Expenses	2.89%
Total Annual Fund Operating Expenses[1]	3.69%
Fee Waiver/Expense Limitation[1]	-2.54%
Net Expenses[1]	1.15%
[1]

An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through September 30, 2011, to limit the Fund’s Total Annual Fund Operating Expenses to 1.15% for Class Y shares. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses. This expense limitation will continue through September 30, 2011, at which time RS Investments will determine whether or not to renew or revise it.

September 7, 2010